Long-term investments - Schedule of Long-Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 1,848,456	$ 1,839,212
Equity-method investees	433,850	186,452
San Antonio Water System and other	30,508	5,219
Long-term investments	495,826	214,583
Notes Receivable | Development loans
Schedule of Equity Method Investments [Line Items]
Development loans receivable from equity-method investees	31,468	22,912
Atlantica
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	1,750,914	1,706,900
Atlantica share subscription agreement
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	0
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	95,246	110,514
Other
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 2,296	$ 1,783